Accrued Liabilities	9 Months Ended
Sep. 30, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

8. ACCRUED LIABILITIES

The following table presents the detail of accrued liabilities for the periods presented (in thousands):

	December 31,		September 30, 2011
	2009	2010
			(Unaudited)
Accrued vacation and employee-related expenses	$2,787	$6,215	$16,905
Exercise of unvested stock options	1,067	3,563	5,922
Accrued incentives	5,967	11,807	13,964
Accrued sales tax and value-added taxes	4,439	3,638	4,122
Other accrued expenses	4,092	12,780	20,229

Total	$18,352	$38,003	$61,142